Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

(in millions)	2020	2019
Electric and gas revenue
United States
ITC	$1,726	$1,697
UNS Energy	2,019	1,966
Central Hudson	941	894
Canada
FortisBC Energy	1,336	1,289
FortisAlberta	580	576
FortisBC Electric	358	362
Newfoundland Power	707	671
Maritime Electric	215	209
FortisOntario	222	206
Caribbean
Caribbean Utilities	238	270
FortisTCI	77	85
Total electric and gas revenue	8,419	8,225
Other services revenue (1)	325	374
Revenue from contracts with customers	8,744	8,599
Alternative revenue (2)	64	116
Other revenue	127	68
Total revenue	$8,935	$8,783
(1)    Includes $227 million and $273 million from regulated operations for 2020 and 2019, respectively
(2)    Includes a $40 million and $91 million base ROE adjustment associated with the May 2020 and November 2019 FERC decisions, respectively (Notes 2 and 8)